Interim condensed consolidated statement of comprehensive income - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Statement of comprehensive income [abstract]
Loss for the period	€ (43,118)	€ (21,498)	€ (82,064)	€ (268,573)
Items that may be reclassified to profit or loss in subsequent periods
Exchange differences on translation of foreign operations	(14)	(3)	(60)	(36)
Income tax related to these items	0	0	0	0
Other comprehensive income/(loss) that may be reclassified to profit or loss in subsequent periods, net of tax	(14)	(3)	(60)	(36)
Items that may not be reclassified to profit or loss in subsequent periods
Changes in the fair value of equity investments at fair value through other comprehensive income	4,649	(2,922)	(1,926)	(2,922)
Remeasurements of post-employment benefit obligations	0	9	0	9
Income tax related to these items	0	88	204	88
Other comprehensive income/(loss) that may not be reclassified to profit or loss in subsequent periods, net of tax	4,649	(2,825)	(1,722)	(2,825)
Other comprehensive income/(loss) for the period, net of tax	4,635	(2,828)	(1,782)	(2,861)
Total comprehensive income/(loss) for the nine months	(38,483)	(24,326)	(83,846)	(271,434)
Attributable to:
Equity holders of the Company	(38,380)	(24,184)	(83,611)	(271,130)
Non-controlling interests	€ (103)	€ (142)	€ (235)	€ (304)